Inventories (Details) - USD ($) $ in Thousands	May 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Ore stockpile	$ 4,821	$ 3,361
Gold in circuit	807	689
Gold doré	80	52
Total precious metals inventories	5,708	4,102
Supplies	794	859
Total inventories	$ 6,502	$ 4,961